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                                                        Columbia Management Logo

          SUPPLEMENT DATED NOV. 1, 2010 TO EACH PROSPECTUS LISTED BELOW

FUND NAME (THE "FUNDS")                                                   PROSPECTUS(ES) DATED
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
Columbia Portfolio Builder Aggressive Fund                           April 1, 2010   Sept. 27, 2010
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Columbia Portfolio Builder Conservative Fund                         April 1, 2010   Sept. 27, 2010
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Columbia Portfolio Builder Moderate Aggressive Fund                  April 1, 2010   Sept. 27, 2010
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Columbia Portfolio Builder Moderate Conservative Fund                April 1, 2010   Sept. 27, 2010
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Columbia Portfolio Builder Moderate Fund                             April 1, 2010   Sept. 27, 2010
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Columbia Portfolio Builder Total Equity Fund                         April 1, 2010         --
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Columbia Retirement Plus 2010 Fund                                   June 29, 2010   Sept. 27, 2010
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Columbia Retirement Plus 2015 Fund                                   June 29, 2010   Sept. 27, 2010
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Columbia Retirement Plus 2020 Fund                                   June 29, 2010   Sept. 27, 2010
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Columbia Retirement Plus 2025 Fund                                   June 29, 2010   Sept. 27, 2010
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Columbia Retirement Plus 2030 Fund                                   June 29, 2010   Sept. 27, 2010
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Columbia Retirement Plus 2035 Fund                                   June 29, 2010   Sept. 27, 2010
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Columbia Retirement Plus 2040 Fund                                   June 29, 2010   Sept. 27, 2010
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Columbia Retirement Plus 2045 Fund                                   June 29, 2010   Sept. 27, 2010
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


As applicable throughout each prospectus, the following underlying funds names have been changed as follows:

OLD NAME                                          NEW NAME
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
RiverSource Absolute Return Currency and Income   Columbia Absolute Return Currency and Income
  Fund                                            Fund
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RiverSource Cash Management Fund                  Columbia Money Market Fund
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RiverSource Disciplined Equity Fund               Columbia Large Core Quantitative Fund
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RiverSource Disciplined Large Cap Growth Fund     Columbia Large Growth Quantitative Fund
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RiverSource Disciplined Large Cap Value Fund      Columbia Large Value Quantitative Fund
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RiverSource Diversified Bond Fund                 Columbia Diversified Bond Fund
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RiverSource Diversified Equity Income Fund        Columbia Diversified Equity Income Fund
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RiverSource Dividend Opportunity Fund             Columbia Dividend Opportunity Fund
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RiverSource Emerging Markets Bond Fund            Columbia Emerging Markets Bond Fund
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RiverSource Equity Value Fund                     Columbia Equity Value Fund
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RiverSource Floating Rate Fund                    Columbia Floating Rate Fund
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RiverSource Global Bond Fund                      Columbia Global Bond Fund
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RiverSource High Yield Bond Fund                  Columbia High Yield Bond Fund
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RiverSource Income Opportunities Fund             Columbia Income Opportunities Fund
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RiverSource Inflation Protected Securities Fund   Columbia Inflation Protected Securities Fund
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RiverSource Limited Duration Bond Fund            Columbia Limited Duration Credit Fund
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RiverSource Mid Cap Growth Fund                   Columbia Mid Cap Growth Opportunity Fund
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RiverSource Mid Cap Value Fund                    Columbia Mid Cap Value Opportunity Fund
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RiverSource Partners International Select Value
  Fund                                            Columbia Multi-Advisor International Value Fund
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RiverSource Partners Small Cap Value Fund         Columbia Multi-Advisor Small Cap Value Fund
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RiverSource Recovery and Infrastructure Fund      Columbia Recovery and Infrastructure Fund
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RiverSource U.S. Government Mortgage Fund         Columbia U.S. Government Mortgage Fund
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                                                  Columbia Seligman Communications and Information
Seligman Communications and Information Fund      Fund
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Seligman Frontier Fund                            Columbia Frontier Fund
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Seligman Global Technology Fund                   Columbia Seligman Global Technology Fund
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Seligman Large-Cap Value Fund                     Columbia Select Large-Cap Value Fund
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Seligman Smaller-Cap Value Fund                   Columbia Select Smaller-Cap Value Fund
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Threadneedle Emerging Markets Fund                Columbia Emerging Markets Opportunity Fund
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Threadneedle European Equity Fund                 Columbia European Equity Fund

OLD NAME                                          NEW NAME
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
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Threadneedle Global Equity Fund                   Columbia Global Equity Fund
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Threadneedle Global Extended Alpha Fund           Columbia Global Extended Alpha Fund
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


Effective on or about November 1, 2010, the following changes are hereby made to the prospectuses:

For each prospectus, Appendix A, Underlying Funds-Investment Objectives and Strategies, has been superseded to include the following information:

The following is a brief description of the investment objectives and strategies of the underlying funds. Columbia Management may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the applicable underlying fund's prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds. For a copy of a prospectus of the underlying fund, which contains this and other information, call 800.345.6611 or visit columbiamanagement.com. Read the prospectus carefully before you invest.

UNDERLYING FUNDS                     INVESTMENT OBJECTIVES AND STRATEGIES
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
Equity Funds
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Columbia 120/20 Contrarian Equity    Long-term growth of capital
  Fund
                                     Under normal market conditions, at least 80% of the Fund's net assets (including any borrowings for investment purposes)
                                     are invested in equity securities. In pursuit of the Fund's objective, Columbia Management Investment Advisers, LLC (the investment manager), will hold long positions and short
                                     positions. A long position is an ordinary purchase of a
                                     security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. To complete the short sale
                                     transaction, the Fund buys back the same security in the
                                     market and returns it to the lender. If the price of the
                                     security falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money. Up to
                                     25% of the Fund's net assets may be invested in foreign
                                     investments. The Fund expects to maintain an approximate net
                                     100% long asset exposure to the equity market (long market exposure minus short market exposure), targeting 110% to 120%
                                     long exposure and 10% to 20% short exposure. Actual exposure will vary over time based on factors such as market movements and the investment manager's assessment of market conditions.
                                     Based on these factors, the Fund's long exposure may range between 80% and 120%, and the Fund's short exposure may range between 0% and 20%. The Fund can invest in any economic
                                     sector and, at times, it may emphasize one or more particular sectors.
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Columbia(SM) Acorn(R) Fund           Long-term capital appreciation

                                     Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment. However, if the Fund's investments in
                                     such companies represent less than a majority of its net
                                     assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion.
                                     Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations
                                     above $5 billion, provided that immediately after that
                                     investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.
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Columbia(SM) Acorn International(R)  Long-term capital appreciation

                                     Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets
                                     (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).
                                     Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment. However, if the Fund's investments in
                                     such companies represent less than a majority of its net
                                     assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion.
                                     Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations
                                     above $5 billion, provided that immediately after that
                                     investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.
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

UNDERLYING FUNDS                     INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------------------------
Columbia(SM) Acorn International     Long-term capital appreciation
  Select(R)
                                     Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom). The Fund also may invest up to 35% of its total assets in companies in
                                     emerging markets (for example, China, India and Brazil). The
                                     Fund invests in at least three countries other than the
                                     United States but may invest up to 25% of its total assets in securities of U.S. issuers.
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Columbia(SM) Acorn Select(R)         Long-term capital appreciation

                                     Under normal circumstances, the Fund invests a majority of its net assets in the common stock of companies with market capitalizations under $20 billion at the time of investment.
                                     However, if the Fund's investments in such companies
                                     represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's
                                     capitalization has grown to exceed $20 billion. Except as
                                     noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $20
                                     billion, provided that immediately after that investment a majority of its net assets would be invested in companies
                                     with market capitalizations under $20 billion.
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Columbia(SM) Acorn USA(R)            Long-term capital appreciation

                                     Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes)
                                     in U.S. companies. Under normal circumstances, the Fund
                                     invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment. However, if the
                                     Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion. Except as noted above, under normal
                                     circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that
                                     immediately after that investment a majority of its net
                                     assets would be invested in companies with market
                                     capitalizations under $5 billion.
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Columbia Asia Pacific ex-Japan Fund  Long-term growth of capital

                                     Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities of companies
                                     located in the Asia Pacific Region, excluding Japan. The Fund may invest in companies of any market capitalization. For
                                     these purposes, a company is considered to be "located" in the Asia Pacific Region if (i) it is organized under the laws of a country in the Asia Pacific Region; (ii) its principal place of business or principal office is in the Asia Pacific
                                     Region; or (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made,
                                     services performed, or has at least 50% of its assets located in the Asia Pacific Region. Countries in the Asia Pacific
                                     Region include but are not limited to Australia, China, Hong
                                     Kong, India, Indonesia, Malaysia, New Zealand, Pakistan,
                                     Philippines, Singapore, South Korea, Taiwan, Thailand and
                                     Vietnam. Some of these countries may represent developing or emerging markets. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular
                                     sectors.
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Columbia Contrarian Core Fund        Total return consisting of long-term capital appreciation and current income

                                     Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks. In addition, under normal circumstances, the Fund invests at least 80% of its net
                                     assets in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that
                                     Columbia Management Investment Advisers, LLC, the Fund's
                                     investment adviser (the Adviser) believes have the potential for long-term growth and current income.

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

UNDERLYING FUNDS                     INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------------------------
Columbia Dividend Income Fund        Total return, consisting of current income and capital
                                     appreciation

                                     Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of income-producing
                                     (dividend-paying) equity securities, which will consist
                                     primarily of common stocks but also may include preferred
                                     stocks and convertible securities. The Fund invests
                                     principally in securities of companies that Columbia
                                     Management Investment Advisees, LLC, the Fund's investment adviser (the Adviser) believes are undervalued but also may invest in securities of companies that the Adviser believes have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size.
                                     The Fund may invest up to 20% of its net assets in debt
                                     securities, including securities that, at the time of
                                     purchase, are rated low and below investment grade or are
                                     unrated but determined by the Adviser to be of comparable
                                     quality, which are commonly referred to as "junk bonds."

                                     The Fund may also invest up to 20% of its net assets in
                                     foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
                                     Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities
                                     issued by foreign companies.
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Columbia Emerging Markets Fund       Long-term capital appreciation

                                     Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not
                                     limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies
                                     located in emerging market countries. Emerging market
                                     countries include those countries whose economies are
                                     considered to be developing or emerging from
                                     underdevelopment. The Fund may invest in a variety of
                                     countries, industries and sectors and does not attempt to
                                     invest a specific percentage of its assets in any given
                                     country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.
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Columbia Energy and Natural          Long-term capital appreciation
  Resources Fund
                                     Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not
                                     limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of U.S. and
                                     foreign companies engaged in the energy and natural resources industries. These companies include those engaged in the
                                     discovery, development, production or distribution of energy or natural resources and companies that develop technologies for, and furnish energy and natural resource supplies and
                                     services to, these companies. The Fund may invest in
                                     companies that have market capitalizations of any size.
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Columbia International Value Fund    Long-term capital appreciation

                                     The Fund invests all or substantially all of its assets in the Master Portfolio. The Master Portfolio has the same
                                     investment objective as the Fund.
                                     Under normal circumstances, the Master Portfolio invests at least 65% of its total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Master Portfolio
                                     typically invests in foreign companies in at least three
                                     countries, other than the United States, at any one time and may invest in emerging market countries. The Master Portfolio invests primarily in foreign equity securities, such as
                                     common stock, preferred stock, or securities convertible into common stock, either directly or indirectly through closed-
                                     end investment companies and depositary receipts.  Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.
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Columbia Large Cap Core Fund         Long-term capital appreciation

                                     Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Standard &
                                     Poor's (S&P) 500(R) Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign
                                     securities. The Fund normally invests in common stocks,
                                     preferred stocks and convertible securities like warrants and rights. The Fund may invest in securities of companies in the technology sector and also may invest in exchange-traded
                                     funds.
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

UNDERLYING FUNDS                     INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------------------------
Columbia Large Cap Enhanced Core     Total return before fees and expenses that exceeds the total
  Fund                               return of the Standard & Poor's (S&P) 500(R) Index

                                     Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P 500(R)
                                     Index, convertible securities that are convertible into
                                     stocks included in that index, and derivatives whose returns are closely equivalent to the returns of the S&P 500(R) Index or its components. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.
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Columbia Large Cap Growth Fund       Long-term capital appreciation

                                     Under normal market conditions, the Fund invests at least 80%
                                     of its net assets in equity securities of large
                                     capitalization companies, primarily common stocks and
                                     securities that can be converted into common stocks. These companies generally have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The Fund invests primarily in common stocks of
                                     companies that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser) believes have the potential for long-term, above-average earnings growth.
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Columbia Large Cap Value Fund        Long-term capital appreciation

                                     Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the
                                     Russell 1000 Value Index at the time of purchase, that
                                     Columbia Management Investment Advisers, LLC, the Fund's
                                     investment adviser, believes are undervalued and have the
                                     potential for long-term growth. The Fund may invest up to 20%
                                     of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.
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Columbia Marsico Flexible Capital    Long-term growth of capital
  Fund
                                     The Fund is a non-diversified fund that invests in equity
                                     securities and other investments that are selected primarily for their long-term growth potential. Under normal market
                                     conditions, the Fund may invest up to 40% of its assets in various types of fixed income and variable income securities, including up to 25% in securities rated below investment
                                     grade (commonly called "high yield securities" or "junk
                                     bonds"). The Fund may invest without limit in foreign
                                     investments, including investments in emerging markets. The
                                     Fund may invest in issuers of any size, and will generally hold a core position of between 20 and 50 securities or other investments, but this range may change from time to time.
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Columbia Marsico Focused Equities    Long-term growth of capital
  Fund
                                     Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. These investments mostly consist of equity securities of large-capitalization
                                     companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund, which is non-
                                     diversified, generally will hold a core position of between
                                     20 and 30 common stocks that are believed to have potential for long-term growth. The number of securities held by the
                                     Fund occasionally may exceed this range, such as when the
                                     Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market
                                     conditions. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market
                                     securities.
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Columbia Marsico Growth Fund         Long-term growth of capital

                                     Under normal circumstances, the Fund invests primarily in
                                     equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund generally holds a core position of between
                                     35 and 50 common stocks. The number of securities held by the
                                     Fund occasionally may exceed this range, such as when the
                                     Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market
                                     conditions. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market
                                     securities.
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Columbia Marsico International       Long-term growth of capital
  Opportunities Fund
                                     Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks of foreign companies. The
                                     Fund may invest in an unlimited number of companies of any size throughout the world that are selected for their long-
                                     term growth potential. The Fund normally invests in issuers from at least three different countries not including the
                                     United States. The Fund may invest in common stocks of
                                     companies operating in, or economically tied to, emerging
                                     market countries. Some issuers or securities in the Fund's portfolio may be based in, or economically tied to, the
                                     United States.
--------------------------------------------------------------------------------------------------


UNDERLYING FUNDS                     INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------------------------
Columbia Mid Cap Growth Fund         Significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial
                                     purchase, equal to or less than the largest stock in the
                                     Russell Midcap Index

                                     Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the
                                     Russell Midcap Index at the time of purchase. The Fund
                                     invests primarily in common stocks of companies that the
                                     Adviser believes have the potential for long-term, above
                                     average earnings growth. The Fund also may invest up to 20%
                                     of its net assets in equity securities of companies that have market capitalizations outside the range of the Russell
                                     Midcap Index.
--------------------------------------------------------------------------------------------------

Columbia Mid Cap Index Fund          Total return before fees and expenses that corresponds to the total return of the Standard & Poor's (S&P) MidCap 400(R)
                                     Index

                                     Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P MidCap
                                     400(R) Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the
                                     underlying securities in the S&P MidCap 400(R) Index.
                                     Different common stocks have different weightings in the S&P
                                     MidCap 400(R) Index, depending on the amount of stock
                                     outstanding and the stock's current price. In seeking to
                                     match the performance of the S&P MidCap 400(R) Index,
                                     Columbia Management Investment Advisers, LLC, the Fund's
                                     investment adviser, attempts to allocate the Fund's assets among common stocks in approximately the same weightings as the S&P MidCap 400(R) Index.
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Columbia Mid Cap Value Fund          Long-term capital appreciation

                                     Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the
                                     Russell Midcap Value Index at the time of purchase, that
                                     Columbia Management Investment Advisers, LLC, the Fund's
                                     investment adviser , believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20%
                                     of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.
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Columbia Multi-Advisor               Long-term capital growth
  International Equity Fund
                                     Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including common stock and preferred stock) of established companies located in at least three countries other than the United States, including emerging market countries. The Fund invests in companies that are believed to have the potential for growth or to be
                                     undervalued.
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Columbia Pacific Asia Fund           Long-term capital appreciation

                                     Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not
                                     limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies
                                     located in Asia and the Pacific Basin, including Australia,
                                     New Zealand and India and other countries within this region.
                                     The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The
                                     Fund may invest in companies that have market capitalizations of any size.
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Columbia Real Estate Equity Fund     Capital appreciation and above-average income by investing, under normal market conditions, at least 80% of its net
                                     assets (plus any borrowings for investment purposes) in the stocks of companies principally engaged in the real estate industry, including real estate investment trusts (REITs)

                                     Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry, including REITs. Equity securities include, among other things, common stocks,
                                     preferred stocks and securities convertible into common and preferred stocks. A company is "principally engaged" in the real estate industry if at least 50% of its gross income or net profits are attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund may invest in equity REITs, mortgage
                                     REITs and hybrid REITs.
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

UNDERLYING FUNDS                     INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------------------------
Columbia Select Large Cap Growth     Long-term capital appreciation
  Fund
                                     Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The
                                     Fund invests primarily in common stocks of companies that
                                     Columbia Management Investment Advisers, LLC, the Fund's
                                     investment adviser believes have the potential for long-term growth.
--------------------------------------------------------------------------------------------------

Columbia Small Cap Growth Fund I     Capital appreciation by investing, under normal market
                                     conditions, at least 80% of its net assets (plus any
                                     borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial
                                     purchase, equal to or less than the largest stock in the
                                     Standard & Poor's (S&P) SmallCap 600 Index

                                     Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of companies in the S&P
                                     SmallCap 600 Index at the time of purchase. The Fund invests primarily in common stocks of companies that the Adviser
                                     believes have the potential for long-term, above average
                                     earnings growth. The Fund may also invest up to 20% of its net assets in stocks of companies that have market
                                     capitalizations outside the range of the S&P SmallCap 600
                                     Index.
--------------------------------------------------------------------------------------------------

Columbia Small Cap Core Fund         Long-term capital appreciation

                                     Under normal market conditions, the Fund invests at least 80%
                                     of net assets in stocks of companies that have market
                                     capitalizations in the range of companies in the Russell 2000
                                     Index at the time of purchase. The Fund generally invests in common stocks of companies that Columbia Management
                                     Investment Advisers, LLC, the Fund's investment adviser (the
                                     Adviser) believes are undervalued.
--------------------------------------------------------------------------------------------------

Columbia Small Cap Value Fund I      Long-term capital appreciation

                                     Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the
                                     Russell 2000 Value Index at the time of purchase, that the
                                     Adviser believes are undervalued. The Fund may invest up to
                                     20% of its total assets in foreign securities.
--------------------------------------------------------------------------------------------------

Columbia Small Cap Value Fund II     Long-term capital appreciation

                                     Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the
                                     Russell 2000 Value Index at the time of purchase, that
                                     Columbia Management Investment Advisers, LLC, the Fund's
                                     investment adviser, believes are undervalued and have the
                                     potential for long-term growth. The Fund may invest up to 20%
                                     of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.
--------------------------------------------------------------------------------------------------

Columbia Strategic Allocation Fund   Maximum total return through a combination of growth of
                                     capital and current income

                                     The Fund's assets primarily are allocated among nine
                                     different investment categories. The fixed income investment categories include: U.S. investment grade bonds,
                                     international bonds, emerging market bonds, U.S. high yield bonds and cash or cash equivalents. The equity investment
                                     categories currently include: emerging markets equities,
                                     international developed market equities, U.S. mid and small cap equities and U.S. large cap equities.

                                     The Fund's investment manager, Columbia Management Investment
                                     Advisers, LLC, uses proprietary, quantitative models to
                                     determine the portion of the Fund's assets to be invested in each asset class. These models take into account various
                                     measures of the mean reversion (the tendency for an asset
                                     class or an investment category to return to its long-term historical average) and momentum (the tendency of an asset class or an investment category with good recent performance to continue that trend) of different asset classes. Prior to making an asset allocation change, the investment manager
                                     performs a qualitative review of the models' recommendations.
                                     Typically, tactical asset allocation changes will be made
                                     monthly to refine the Fund's positioning. Tactical allocation is an active management portfolio strategy that reoptimizes
                                     (rebalances) the percentage of assets held in each asset
                                     class in an effort to take advantage of forecasted relative asset class returns.

                                     The Fund may invest up to 50% of its net assets in foreign investments, which may include emerging markets, and up to
                                     15% of its total assets in below investment-grade debt
                                     securities (junk bonds).
--------------------------------------------------------------------------------------------------


UNDERLYING FUNDS                     INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------------------------
Columbia Strategic Investor Fund     Long-term growth of capital by using a "value" approach to invest primarily in common stocks

                                     Under normal circumstances, the Fund invests primarily in
                                     common stocks of companies that the Adviser believes are
                                     attractively valued and have the potential for long-term
                                     growth. The Fund may invest in companies that have market
                                     capitalizations of any size and may invest a significant
                                     amount of its assets in smaller companies.
--------------------------------------------------------------------------------------------------

Columbia Value and Restructuring     Long-term capital appreciation
  Fund
                                     Under normal circumstances, the Fund invests at least 65% of its assets in common stocks of companies that Columbia
                                     Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser) believes will benefit from various
                                     types of restructuring efforts or industry consolidation. The
                                     Fund may invest in companies that have market capitalizations of any size.
--------------------------------------------------------------------------------------------------

Fixed Income Funds
--------------------------------------------------------------------------------------------------
Columbia Bond Fund                   Current income, consistent with minimum fluctuation in
                                     principal

                                     Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt
                                     securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three
                                     highest rating categories or are unrated but determined by
                                     Columbia Management Investment Advisers, LLC, the Fund's
                                     investment adviser (the Adviser) to be of comparable quality.
                                     The Fund may invest up to 25% of its assets in dollar
                                     denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade (commonly referred to as "high yield securities" or "junk bonds") or are unrated but determined by the Adviser to be of comparable quality. The Fund's dollar weighted average maturity and duration will vary over time depending on the Adviser's expectations for market and
                                     economic conditions.
--------------------------------------------------------------------------------------------------

Columbia Convertible Securities      Total return, consisting of capital appreciation and current
  Fund                               income

                                     Under normal circumstances, the Fund invests at least 80% of its net assets in convertible securities. The Fund may invest up to 15% of its total assets in Eurodollar convertible
                                     securities and up to 20% of its total assets in foreign
                                     securities. Most convertible securities are not investment grade-rated. Convertible securities rated below investment grade may be referred to as "junk bonds." The Fund also may invest in other equity securities.
--------------------------------------------------------------------------------------------------

Columbia Corporate Income Fund       Total return, consisting primarily of current income and
                                     secondarily of capital appreciation

                                     Under normal circumstances, the Fund invests at least 80% of its net assets in debt securities issued by corporate and
                                     other non-governmental issuers, including dollar-denominated debt securities issued by foreign companies. The Fund also invests at least 60% of total assets in securities that, at the time of purchase, are investment grade securities or in unrated securities determined by Columbia Management
                                     Investment Advisers, LLC, the Fund's investment adviser (the
                                     Adviser) to be of comparable quality. The Fund may invest up to 40% of total assets in securities that, at the time of
                                     purchase, are below investment grade securities (commonly
                                     referred to as "high yield securities" or "junk bonds") or in unrated securities determined by the Adviser to be of
                                     comparable quality. Under normal circumstances, the Fund's average effective duration will be between three and ten
                                     years.
--------------------------------------------------------------------------------------------------

Columbia Intermediate Bond Fund      Total return, consisting of current income and capital
                                     appreciation

                                     Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities and dollar-denominated securities issued by foreign
                                     governments, companies or other entities. The Fund also
                                     invests at least 60% of its net assets in debt securities
                                     that, at the time of purchase, are rated in at least one of the three highest bond rating categories or are unrated
                                     securities determined by Columbia Management Investment
                                     Advisers, LLC, the Fund's investment adviser (the Adviser) to be of comparable quality. The Fund may invest up to 20% of net assets in securities that, at the time of purchase, are below investment grade securities (commonly referred to as
                                     "high yield securities" or "junk bonds") or in unrated
                                     securities determined by the Adviser to be of comparable
                                     quality. Under normal circumstances, the Fund's dollar-
                                     weighted average effective maturity will be between three and ten years.
--------------------------------------------------------------------------------------------------


UNDERLYING FUNDS                     INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------------------------
Columbia International Bond Fund     Total return, consisting of current income and capital
                                     appreciation

                                     Under normal circumstances, the Fund will invest at least 80%
                                     of its net assets in fixed income securities of foreign
                                     issuers. Generally, the Fund seeks to achieve its investment objective by investing in debt securities of issuers in at least three foreign countries, including foreign governments, quasigovernments, provincials, agencies, instrumentalities, supranationals and corporate entities. The Fund is not
                                     limited as to any particular countries in which it may
                                     invest. The Fund will invest in the securities of issuers in developed countries and the securities of issuers in emerging or developing countries. The Fund may invest up to 20% of its net assets in the securities of issuers in emerging or
                                     developing countries.
--------------------------------------------------------------------------------------------------

Columbia Limited Duration Credit     Level of current income consistent with preservation of
  Fund                               capital.

                                     Under normal market conditions, the Fund invests at least 80%
                                     of its net assets in credit-related bonds and debt
                                     securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds and agency, sovereign, supranational and local
                                     authority bonds. The Fund may invest up to 15% of its net
                                     assets in securities rated below investment grade. Up to 25%
                                     of the Fund's net assets may be invested in foreign
                                     investments.
--------------------------------------------------------------------------------------------------

Columbia Short Term Bond Fund        Current income, consistent with minimal fluctuation of
                                     principal

                                     Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign
                                     governments, companies or other entities. The Fund also
                                     invests at least 65% of its total assets in securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment
                                     Advisers, LLC, the Fund's investment adviser, to be of
                                     comparable quality. Under normal circumstances, the Fund's dollar-weighted average effective maturity will be three
                                     years or less, and its duration will be three years or less.
--------------------------------------------------------------------------------------------------

Columbia U.S. Treasury Index Fund    Total return that corresponds to the total return of the
                                     Citigroup Bond U.S. Treasury Index, before fees and expenses

                                     Under normal circumstances, the Fund invests at least 80% of its net assets in securities that comprise the Citigroup Bond
                                     U.S. Treasury Index. The Citigroup Bond U.S. Treasury Index
                                     is an unmanaged index composed of U.S. Treasury notes and
                                     bonds with remaining maturities of at least one year and
                                     outstanding principal of at least $25 million and which are included in the Citigroup Broad Investment-Grade Bond Index.
                                     Different securities have different weightings in the
                                     Citigroup Bond U.S. Treasury Index. Securities in the
                                     Citigroup Bond U.S. Treasury Index are weighted by market
                                     value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding.
--------------------------------------------------------------------------------------------------


For each prospectus, Appendix B, Underlying Funds-Risks, has been superseded and replaced with the following information as applicable:

Many factors affect the performance of the Funds. Each Fund's share price change daily based on the performance of the underlying funds in which it invests. The ability of each Fund to meet its investment objective is directly related to its allocation among underlying funds and the ability of those underlying funds to meet their investment objectives. The following is a brief description of some principal risks associated with the underlying funds in which the Funds may invest as part of their principal investment strategies. Additional information regarding the principal risks for the underlying funds is available in the applicable underlying fund's prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds.

RISK TYPE                            DESCRIPTION
--------------------------------------------------------------------------------------------------
ACTIVE MANAGEMENT RISK               Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment
                                     decisions that are suited to achieving the underlying fund's investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.
--------------------------------------------------------------------------------------------------

CONCENTRATION RISK                   Investments that are concentrated in a particular issuer,
                                     geographic region, or sector will make an underlying fund's portfolio value more susceptible to the events or conditions impacting the issuer, geographic region or sector.  Because of the underlying fund's concentration, its overall value may decline to a greater degree than if the fund held a less
                                     concentrated portfolio.  The more a fund diversifies, the
                                     more it spreads risk.
--------------------------------------------------------------------------------------------------


RISK TYPE                            DESCRIPTION
--------------------------------------------------------------------------------------------------
CONFIDENTIAL INFORMATION ACCESS      In managing the underlying fund, the investment manager
  RISK                               normally will seek to avoid the receipt of material, non-
                                     public information (Confidential Information) about the
                                     issuers of floating rate loans being considered for
                                     acquisition by the underlying fund, or held in the underlying fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer's floating rate loans to help
                                     potential investors assess the value of the loan. The
                                     investment manager's decision not to receive Confidential
                                     Information from these issuers may disadvantage the
                                     underlying fund as compared to other floating rate loan
                                     investors, and may adversely affect the price the underlying fund pays for the loans it purchases, or the price at which the underlying fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment
                                     manager's ability to assess the desirability of such
                                     consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment
                                     manager's decision under normal circumstances not to receive
                                     Confidential Information could adversely affect the
                                     underlying fund's performance.
--------------------------------------------------------------------------------------------------

COUNTERPARTY RISK                    The risk that a counterparty to a security or loan held by an underlying fund becomes bankrupt or otherwise fails to
                                     perform its obligations due to financial difficulties. The underlying fund may experience significant delays in
                                     obtaining any recovery in a bankruptcy or other
                                     reorganization proceeding, and there may be no recovery or limited recovery in such circumstances. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.
--------------------------------------------------------------------------------------------------

CREDIT RISK                          The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or
                                     unwilling to honor a financial obligation, such as payments due on a bond or a note. If the underlying fund purchases
                                     unrated securities, or if the rating of a security is reduced after purchase, the underlying fund will depend on the
                                     investment manager's analysis of credit risk more heavily
                                     than usual. Non-investment grade securities, commonly called
                                     "high-yield" or "junk" bonds, may react more to perceived
                                     changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in
                                     interest rates. Non-investment grade securities may have
                                     greater price fluctuations and are more likely to experience a default than investment grade bonds.
--------------------------------------------------------------------------------------------------


RISK TYPE                            DESCRIPTION
--------------------------------------------------------------------------------------------------
DERIVATIVES RISK                     Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something
                                     else, such as one or more underlying securities, pools of
                                     securities, options, futures, indexes or currencies.  Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying
                                     security(ies), instrument, currency or index may result in a substantial loss for the underlying fund. In addition to the potential for increased losses, the use of derivative
                                     instruments may lead to increased volatility within the
                                     underlying fund.  Derivative instruments in which the
                                     underlying funds invest will typically increase each such
                                     fund's exposure to principal risks to which they are
                                     otherwise exposed, and may expose the fund to additional
                                     risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk.

                                     Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

                                     Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

                                     Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but
                                     they may also offset gains. There is no guarantee that a
                                     hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses
                                     within the Fund.

                                     Leverage risk is the risk that losses from the derivative
                                     instrument may be greater than the amount invested in the
                                     derivative instrument.

                                     Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the
                                     portfolio managers would not otherwise choose, including
                                     accepting a lower price for the derivative instrument,
                                     selling other investments or foregoing another, more
                                     appealing investment opportunity. Derivative instruments
                                     which are not traded on an exchange, including, but not
                                     limited to, forward contracts, swaps and over-the-counter
                                     options, may have increased liquidity risk.

                                     Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.
--------------------------------------------------------------------------------------------------

DIVIDEND AND INCOME RISK             The income shareholders receive from the fund is based
                                     primarily on dividends and interest it earns from its
                                     investments as well as gains the fund receives from selling portfolio securities, each of which can vary widely over the short and long-term. The dividend income from a Fund's
                                     investments in equity securities will be influenced by both general economic activity and issuer-specific factors. In the event of a recession or adverse events affecting a specific industry or issuer, the issuers of the equity securities held by a fund may reduce the dividends paid on such securities.
--------------------------------------------------------------------------------------------------

ETF RISK                             An ETF's share price may not track its specified market index and may trade below its net asset value. ETFs generally use a
                                     "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An
                                     active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF's shares will
                                     continue to be listed on an active exchange. In addition,
                                     shareholders bear both their proportionate share of the
                                     underlying fund's expenses and similar expenses incurred
                                     through ownership of the ETF.
--------------------------------------------------------------------------------------------------

FOCUSED PORTFOLIO RISK               The underlying fund, because it may invest in a limited
                                     number of companies, may have more volatility and is
                                     considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the underlying fund's net asset
                                     value. To the extent the underlying fund invests its assets in fewer securities, the underlying fund is subject to
                                     greater risk of loss if any of those securities declines in price.
--------------------------------------------------------------------------------------------------


RISK TYPE                            DESCRIPTION
--------------------------------------------------------------------------------------------------
FOREIGN CURRENCY RISK                The underlying fund's exposure to foreign currencies subjects the underlying fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the
                                     currency being sold forward. Currency rates in foreign
                                     countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic, political or social developments or other events or conditions in the U.S. or abroad. As a result, the underlying fund's exposure to foreign currencies may reduce the returns of the underlying fund. Trading of foreign
                                     currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult or
                                     impossible.
--------------------------------------------------------------------------------------------------

GEOGRAPHIC CONCENTRATION RISK        The underlying fund may be particularly susceptible to
                                     economic, political, regulatory or other events or conditions affecting companies and countries within the specific
                                     geographic region in which an underlying fund focuses its
                                     investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already
                                     experienced such devaluations. As a result, the underlying fund may be more volatile than a more geographically
                                     diversified fund.
--------------------------------------------------------------------------------------------------

HIGHLY LEVERAGED TRANSACTIONS RISK   The loans or other securities in which the underlying fund invests substantially consist of transactions involving
                                     refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The
                                     underlying fund's investments also may include senior
                                     obligations of a borrower issued in connection with a
                                     restructuring pursuant to Chapter 11 of the U.S. Bankruptcy
                                     Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the underlying fund's investment manager, or subadviser, as the case may be, upon its credit analysis to be a suitable
                                     investment by such underlying fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and
                                     liabilities of a company (leveraged recapitalization); or
                                     acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk
                                     (including default and bankruptcy) than other investments.
--------------------------------------------------------------------------------------------------

HIGH-YIELD SECURITIES RISK           Non-investment grade loans or other debt securities, commonly called "high-yield "or "junk," may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in
                                     interest rates. Non-investment grade loans or other debt
                                     securities may experience greater price fluctuations and are subject to a greater risk of loss than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the underlying fund to sell the loan at a price approximating the value previously placed on
                                     it.
--------------------------------------------------------------------------------------------------

IMPAIRMENT OF COLLATERAL RISK        The value of collateral, if any, securing a floating rate
                                     loan can decline, and may be insufficient to meet the
                                     borrower's obligations or difficult to liquidate. In
                                     addition, the underlying fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further,
                                     certain floating rate loans may not be fully collateralized and may decline in value.
--------------------------------------------------------------------------------------------------

INDUSTRY CONCENTRATION RISK          Investments that are concentrated in a particular industry will make the underlying fund's portfolio value more
                                     susceptible to the events or conditions impacting that
                                     particular industry (i.e., if an underlying fund invest more than 25% of its total assets in money market instruments
                                     issued by banks, the value of these investments may be
                                     adversely affected by economic, political or regulatory
                                     developments in or that impact the banking industry).
--------------------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES RISK  Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of
                                     inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on
                                     inflation-protected debt securities will vary as the
                                     principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In
                                     periods of deflation, these securities may generate no income at all.  Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of
                                     Fund distributions that comes from inflation adjustments.
--------------------------------------------------------------------------------------------------


RISK TYPE                            DESCRIPTION
--------------------------------------------------------------------------------------------------
INFRASTRUCTURE-RELATED COMPANIES     Investments in infrastructure-related securities have greater
  RISK                               exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities.
                                     Infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or
                                     operations including high interest costs in connection with capital construction programs, costs associated with
                                     environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from
                                     other providers of services, uncertainties concerning
                                     availability of fuel at reasonable prices, the effects of
                                     energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers,
                                     service interruption and/or legal challenges due to
                                     environmental, operational or other mishaps and the
                                     imposition of special tariffs and changes in tax laws,
                                     regulatory policies and accounting standards. There is also the risk that corruption may negatively affect publicly-
                                     funded infrastructure projects, especially in foreign
                                     markets, resulting in work stoppage, delays and cost
                                     overruns.
--------------------------------------------------------------------------------------------------

INTEREST RATE RISK                   Interest rate risk is the risk of losses attributable to
                                     changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.
--------------------------------------------------------------------------------------------------

ISSUER RISK                          An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the
                                     underlying fund's performance. Poor performance may be caused by poor management decisions, competitive pressures,
                                     breakthroughs in technology, reliance on suppliers, labor
                                     problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.
--------------------------------------------------------------------------------------------------

LEVERAGE RISK                        Leverage occurs when the underlying fund increases its assets available for investment using borrowings, short sales,
                                     derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the underlying fund's short sales effectively leverage the underlying fund's assets. The use of leverage creates certain risks for underlying funds shareholders,
                                     including the greater likelihood of higher volatility of the underlying fund's return, and its net asset value. Changes in the value of the Fund's portfolio securities will have a
                                     disproportionate effect on the net asset value per share when leverage is used. The underlying fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the underlying fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the underlying fund's overall returns. There is no guarantee that a leveraging strategy will be successful.
--------------------------------------------------------------------------------------------------

LIQUIDITY RISK                       The risk associated from a lack of marketability of
                                     securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The underlying fund may have to lower the selling price, sell other
                                     investments, or forego another, more appealing investment
                                     opportunity.
--------------------------------------------------------------------------------------------------

MARKET RISK                          The market value of securities may fall or fail to rise.
                                     Market risk may affect a single issuer, sector of the
                                     economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and
                                     unpredictably. This risk is generally greater for small and mid-sized companies and for certain specialized instruments such as floating rate loans, which tend to be more vulnerable than large companies to adverse developments. In addition, focus on a particular style, for example, investment in
                                     growth or value securities, may cause a fund to underperform other mutual funds if that style falls out of favor with the market.
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MASTER LIMITED PARTNERSHIP RISK      Investments in securities (units) of master limited
                                     partnerships involve risks that differ from an investment in common stock. Holders of the units have more limited control and limited rights to vote on matters affecting the
                                     partnership. There are also certain tax risks associated with an investment. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership,
                                     including a conflict arising as a result of incentive
                                     distribution payments.
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MID-SIZED COMPANY RISK               Investments in mid-sized companies often involve greater
                                     risks than investments in larger, more established companies because mid-sized companies tend to have less predictable
                                     earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of mid-sized companies may trade on the over-the-counter market or on regional
                                     securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger
                                     companies.
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

RISK TYPE                            DESCRIPTION
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
MORTGAGE-RELATED AND OTHER ASSET-    Generally, rising interest rates tend to extend the duration
  BACKED SECURITIES RISKS            of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a
                                     period of rising interest rates, if an underlying fund holds mortgage-related securities, it may exhibit additional
                                     volatility. This is known as extension risk. In addition,
                                     adjustable and fixed rate mortgage-related securities are
                                     subject to prepayment risk. When interest rates decline,
                                     borrowers may pay off their mortgages sooner.
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NON-DIVERSIFICATION RISK             Although the Funds are diversified funds, certain of the
                                     underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a
                                     greater effect on the underlying fund's performance,
                                     underlying funds may be more exposed to the risks of loss and volatility than a fund that invests more broadly.
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PREPAYMENT AND EXTENSION RISK        Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted,
                                     prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-
                                     backed securities and floating rate loans. If a loan or
                                     security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or
                                     spreads, the portfolio managers  may not be able to invest in securities or loans providing as high a level of income,
                                     resulting in a reduced yield to the underlying fund.
                                     Conversely, as interest rates rise or spreads widen, the
                                     likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher
                                     interest rates or wider spreads because the underlying fund's investments are locked in at a lower rate for a longer period of time.
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QUANTITATIVE MODEL RISK              Certain underlying funds use quantitative methods that may perform differently from the market as a whole for many
                                     reasons, including the factors used in building the
                                     quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others.
                                     There can be no assurance that these methodologies will
                                     enable the underlying funds to achieve their objectives.
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REAL ESTATE INDUSTRY RISK            Certain underlying funds concentrate their investments in
                                     securities of companies operating in the real estate
                                     industry, making such underlying fund susceptible to risks associated with the ownership of real estate and with the
                                     real estate industry in general. These risks can include
                                     fluctuations in the value of the underlying properties,
                                     defaults by borrowers or tenants, market saturation,
                                     decreases in market rates for rents, and other economic,
                                     political, or regulatory occurrences affecting the real
                                     estate industry, including real estate investment trusts
                                     (REITs). REITs depend upon specialized management skills, may have limited financial resources, may have less trading
                                     volume, and may be subject to more abrupt or erratic price movements than the overall securities markets.  REITs are
                                     also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage
                                     REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
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REINVESTMENT RISK                    The risk that the underlying fund will not be able to
                                     reinvest income or principal at the same rate it currently is earning.
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

RISK TYPE                            DESCRIPTION
--------------------------------------------------------------------------------------------------
RISKS OF FOREIGN EMERGING MARKETS    Foreign securities are securities of issuers based outside
  INVESTING                          the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of
                                     another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally
                                     associated with domestic securities of the same type, foreign securities are subject to the following risks:

                                     Country risk includes the risks associated with the
                                     political, social, economic, and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight
                                     (including lack of accounting, auditing, and financial
                                     reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The
                                     liquidity of foreign investments may be more limited than
                                     U.S. investments, which means that at times it may be
                                     difficult to sell foreign securities at desirable prices.

                                     Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the
                                     Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

                                     Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and
                                     volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the
                                     standard of care of the local market, which are less reliable than the U.S. markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less
                                     developed a country's securities market is, the greater the likelihood of problems occurring.

                                     Emerging markets risk includes the dramatic pace of change
                                     (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile.
                                     They can be marked by extreme inflation, devaluation of
                                     currencies, dependence on trade partners, and hostile
                                     relations with neighboring countries.
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SECTOR RISK                          If an underlying fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the
                                     particular issuers, sectors or industries in which it invests than funds that do not so emphasize.  The more an underlying fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
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SMALL AND MID-SIZED COMPANY RISK     Investments in small and medium-sized companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the
                                     management experience, financial resources, product
                                     diversification, experience and competitive strengths of
                                     larger companies. Securities of small and medium-sized
                                     companies may trade on the over-the-counter market or on
                                     regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more
                                     volatile than is typical of larger companies.
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SMALL COMPANY RISK                   Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product
                                     diversification, experience and competitive strengths of
                                     larger companies. Securities of small capitalization
                                     companies may trade on the over-the-counter market or on
                                     regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.
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TAX RISK                             As a regulated investment company, a fund must derive at
                                     least 90% of its gross income for each taxable year from
                                     sources treated as "qualifying income" under the Internal
                                     Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of the Fund's total net assets. Although foreign currency gains currently constitute "qualifying
                                     income," the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying
                                     income" a fund's foreign currency gains not "directly
                                     related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto).
                                     Such regulations might treat gains from some of the Fund's foreign currency-denominated positions as not "qualifying
                                     income" and there is a remote possibility that such
                                     regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund's Board of Directors may authorize a significant change in investment strategy or Fund liquidation.
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

RISK TYPE                            DESCRIPTION
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
TECHNOLOGY AND TECHNOLOGY-RELATED    An underlying fund will invest a substantial portion of its
  INVESTMENT RISK                    assets in technology and technology-related companies. The market prices of technology and technology-related stocks
                                     tend to exhibit a greater degree of market risk and price
                                     volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices.
                                     These stocks also may be affected adversely by changes in
                                     technology, consumer and business purchasing patterns,
                                     government regulation and/or obsolete products or services.
                                     In addition, a rising interest rate environment tends to
                                     negatively affect technology and technology-related
                                     companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies' market
                                     prices. Further, those technology or technology-related
                                     companies seeking to finance their expansion would have
                                     increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the underlying fund. Finally, the
                                     underlying fund may be susceptible to factors affecting the technology and technology-related industries, and the
                                     underlying fund's net asset value may fluctuate more than a fund that invests in a wider range of industries. Technology and technology-related companies are often smaller and less experienced companies and may be subject to greater risks
                                     than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.

                                     The underlying fund seeks to limit risk by allocating
                                     investments among different sectors within the technology
                                     industry, as well as among different foreign markets.
                                     Allocating among a number of sectors reduces the effect the performance of any one sector or events in any one country will have on the underlying fund's entire investment
                                     portfolio. However, a decline in the value of one of the
                                     underlying fund's investments may offset potential gains from other investments.
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VALUE SECURITIES RISK                Value securities involve the risk that they may never reach what the portfolio managers believe is their full market
                                     value either because the market fails to recognize the
                                     stock's intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on
                                     market and economic conditions, the underlying fund's
                                     performance may sometimes be lower or higher than that of
                                     other types of funds (such as those emphasizing growth
                                     stocks).
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



Valid until next prospectus update.
S-6282-11 A (11/10)